UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact name of registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of principal executive offices) (Zip code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2004

Date of reporting period:	July 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.
The Semi-annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”), for the six months ended July 31, 2003, is attached hereto.

Item 2.   Code of Ethics.
Not applicable for the six months ended July 31, 2003.

Item 3.   Audit Committee Financial Expert.
Not applicable for the six months ended July 31, 2003.

Item 4.   Principal Accountant Fees and Services.
Not applicable for the six months ended July 31, 2003.

Items 5.   Audit Committee of Listed Registrants
Not applicable for the six months ended July 31, 2003.

Items 6.   (Reserved)

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to Registrant.

Item 8.   (Reserved)

Item 9.   Controls and Procedures.
(a)(i) Michael J. Cuggino, the Fund’s President and Treasurer, has concluded that, in his judgment, the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(a)(ii) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 10.   Exhibits.
(a)(1) Not applicable for the six months ended July 31, 2003.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)     Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President & Treasurer

Date: October 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President & Treasurer

Date: October 9, 2003

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2003

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2003
(Unaudited)

                      ASSETS AND LIABILITIES
                                                                                     Treasury       Versatile     Aggressive
                                                                      Permanent        Bill           Bond          Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5 & 7):
  Investments other than securities:
    Gold assets ...................................................  $18,914,573    $        --    $        --    $        --
    Silver assets .................................................    4,939,260             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                      23,853,833             --             --             --
  Swiss franc bonds ...............................................    9,048,633             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ....................................   14,382,980             --             --             --
  Aggressive growth stock investments .............................   15,064,304             --             --     20,398,039
  Corporate bonds .................................................      101,177             --     20,774,787             --
  United States Treasury securities ...............................   24,249,738     61,256,525        225,000        575,000
                                                                     -----------    -----------    -----------    -----------
      Total investments (identified cost $65,979,558;
      $61,258,630; $20,933,560 and $8,684,066, respectively)          86,700,665     61,256,525     20,999,787     20,973,039

Cash ..............................................................        1,757        219,004          4,385         50,497
Accounts receivable for investments sold ..........................    1,209,280             --             --         12,249
Accounts receivable for shares of the portfolio sold ..............       23,401             --             --             --
Accrued interest, dividends and foreign taxes receivable ..........      499,288        588,817        399,052          2,760
Due from investment adviser .......................................           --            290         17,143         11,553
Prepaid expenses ..................................................       28,417         29,701          7,274          5,279
                                                                     -----------    -----------    -----------    -----------
      Total assets                                                    88,462,808     62,094,337     21,427,641     21,055,377

LIABILITIES
Accounts payable for shares of the portfolio redeemed .............        6,989         26,213            501             --
Accrued investment advisory fee ...................................       51,488             --             --             --
Accrued excise tax ................................................       12,718         51,109          8,438             --
                                                                     -----------    -----------    -----------    -----------
      Total liabilities                                                   71,195         77,322          8,939             --
                                                                     -----------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $88,391,613    $62,017,015    $21,418,702    $21,055,377
                                                                     ===========    ===========    ===========    ===========

NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 4,062,219; 930,523; 350,391 and
                292,197 shares, respectively ......................  $     4,062    $       931    $       350    $       292

Paid-in capital ...................................................   62,411,304     61,649,857     20,363,346      7,571,833
                                                                     -----------    -----------    -----------    -----------
                                                                      62,415,366     61,650,788     20,363,696      7,572,125
Undistributed net investment income (loss)(Note 1) ................    1,387,261        403,389        837,703        (55,785)
Accumulated net realized gain (loss) on investments ...............    3,728,482        (35,057)       151,076      1,250,064
Accumulated net realized gain on foreign currency
  transactions ....................................................      109,879             --             --             --
Net unrealized appreciation (depreciation) of investments (Note 1).   20,721,107         (2,105)        66,227     12,288,973
Net unrealized appreciation on translation of assets
  and liabilities in foreign currencies ...........................       29,518             --             --             --
                                                                     -----------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                    $88,391,613    $62,017,015    $21,418,702    $21,055,377
                                                                     ===========    ===========    ===========    ===========
      Net asset value per share                                         $21.76         $66.65         $61.13         $72.06
                                                                        ======         ======         ======         ======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2003
(Unaudited)

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------
Investment income (Note 1):
  Interest ........................................................  $   719,844    $   307,946    $   292,064    $        33
  Dividends .......................................................      346,371             --             --         68,390
                                                                     -----------    -----------    -----------    -----------
                                                                       1,066,215        307,946        292,064         68,423
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................      566,301        364,328        120,305        108,547
  Directors’ fees and expenses ....................................       29,510         18,724          6,186          5,609
  Officers’ salary expense ........................................       42,729         27,113          8,958          8,121
  Excise tax ......................................................        8,979         24,347          8,438             --
  Legal expense ...................................................       11,865          8,485          1,732          1,931
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                         659,384        442,997        145,619        124,208
  Less waiver of investment advisory fee ..........................           --        158,116         39,263             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                         659,384        284,881        106,356        124,208
                                                                     -----------    -----------    -----------    -----------
Net investment income (loss) before foreign
  income taxes deducted at source                                        406,831         23,065        185,708        (55,785)

Less foreign income taxes deducted at source,
  net of refundable taxes .........................................        1,500             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             405,331         23,065        185,708        (55,785)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 7):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................    3,336,738           (734)        71,556      1,263,851
  Investments other than securities ...............................      132,788             --             --             --
  Foreign currency transactions ...................................      109,731             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                       3,579,257           (734)        71,556      1,263,851

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................      366,218         37,979       (152,191)     2,905,253
  Translation of assets and liabilities in foreign currencies .....      (22,541)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 3,922,934         37,245        (80,635)     4,169,104
                                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting from operations                 $ 4,328,265    $    60,310    $   105,073    $ 4,113,319
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                      Six months ended     Year ended       Six months ended      Year ended
                                                                        July 31,2003    January 31, 2003      July 31,2003     January 31, 2003
                                                                         (Unaudited)                           (Unaudited)
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income .............................................   $    405,331      $    840,453        $     23,065       $    413,304
  Net realized gain (loss) on investments ...........................      3,469,526           285,714                (734)            (7,332)
  Net realized gain on foreign currency transactions ................        109,731               148                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...        366,218         7,270,203              37,979            (47,077)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................        (22,541)          103,735                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase in net assets resulting from operations                       4,328,265         8,500,253              60,310            358,895

Equalization on shares issued and redeemed: .........................         53,090           374,806             (60,443)          (101,118)

Distributions to shareholders from (Note 2):
  Net investment income .............................................             --          (614,742)                 --         (1,361,612)
  Net realized gain on investments ..................................             --          (841,225)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................      5,335,785        19,176,901          (4,498,762)        (3,582,193)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                      9,717,140        26,595,993          (4,498,895)        (4,686,028)

Net assets at beginning of period                                         78,674,473        52,078,480          66,515,910         71,201,938
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed net
  investment income of $1,387,261 and $928,840; $403,389 and
  $440,767, respectively)                                               $ 88,391,613      $ 78,674,473        $ 62,017,015       $ 66,515,910
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                      Six months ended     Year ended       Six months ended      Year ended
                                                                        July 31,2003    January 31, 2003      July 31,2003     January 31, 2003
                                                                         (Unaudited)                           (Unaudited)
                                                                      ----------------  ----------------    ----------------   ----------------

Operations:
  Net investment income (loss) ......................................   $    185,708      $    560,943        $    (55,785)      $   (137,311)
  Net realized gain on investments ..................................         71,556           167,989           1,263,851             74,608
  Net realized gain on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...       (152,191)            9,737           2,905,253         (6,679,328)
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              105,073           738,669           4,113,319         (6,742,031)

Equalization on shares issued and redeemed: .........................         19,108          (486,171)                 --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................             --          (272,446)                 --                 --
  Net realized gain on investments ..................................             --                --                  --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 6): .....................        403,045        (5,120,217)         (1,664,734)         1,430,223
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                        527,226        (5,140,165)          2,448,585         (5,311,808)

Net assets at beginning of period                                         20,891,476        26,031,641          18,606,792         23,918,600
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed
  net investment income of $837,703 and $632,887;
  $(55,785) and $--, respectively)                                      $ 21,418,702      $ 20,891,476        $ 21,055,377       $ 18,606,792
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 21.40% of Total Net Assets
  14,788 Troy Oz.    Gold bullion (a) ...........................................................      $  5,234,777

  37,483 Coins       One-ounce gold coins (a) ...................................................        13,679,796
                                                                                                       ------------

                       Total Gold Assets (Cost $18,245,724)                                            $ 18,914,573
                                                                                                       ------------

                    SILVER ASSETS - 5.59% of Total Net Assets
 702,888 Troy Oz.    Silver bullion (a) .........................................................      $  3,595,975

     379 Bags        Silver coins (a) ...........................................................         1,343,285
                                                                                                       ------------

                       Total Silver Assets (Cost $4,752,994)                                           $  4,939,260
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 10.24% of Total Net Assets
----------------
 CHF 3,000,000       6.500% Swiss Confederation bonds, 04-10-04 .................................      $  2,273,889
 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................         3,119,508
 CHF 4,500,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         3,655,236
                                                                                                       ------------
                       Total Swiss Franc Assets (Cost $8,431,085)                                      $  9,048,633
                                                                                                       ------------

   Number           STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
 of Shares          RESOURCE COMPANIES - 16.27% of Total Net Assets
 ---------

                    NATURAL RESOURCES - 7.79% of Total Net Assets
  16,000             BP, p.l.c. (b) .............................................................      $    664,800
  50,000             BHP Billiton, Ltd. (b) .....................................................           650,000
  14,000             Burlington Resources, Inc. .................................................           646,380
  10,000             ChevronTexaco Corporation ..................................................           721,100
  15,000             Devon Energy Corporation ...................................................           710,550
  28,000             Forest Oil Corporation (a) .................................................           639,240
  32,000             Inco, Ltd. (a) .............................................................           745,920
  18,000             Phelps Dodge Corporation (a) ...............................................           759,420
  16,000             Pogo Producing Company .....................................................           676,800
  12,000             Weyerhaeuser Company .......................................................           675,480
                                                                                                       ------------
                                                                                                       $  6,889,690

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

   Number
 of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 8.48% of Total Net Assets
  27,000             Archstone-Smith Trust ......................................................      $    697,950
  20,000             BRE Properties, Inc. Class A ...............................................           661,000
  40,000             Equity One, Inc. ...........................................................           680,000
  20,000             Federal Realty Investment Trust ............................................           697,400
  30,000             New Plan Excel Realty Trust, Inc. ..........................................           672,000
  16,000             Pan Pacific Retail Properties, Inc. ........................................           684,640
  20,000             Pennsylvania Real Estate Investment Trust ..................................           639,000
  14,000             Texas Pacific Land Trust ...................................................           666,820
  36,000             United Dominion Realty Trust, Inc. .........................................           649,080
  28,000             Urstadt Biddle Properties, Inc. ............................................           371,000
  28,000             Urstadt Biddle Properties, Inc. Class A ....................................           379,400
  25,000             Washington Real Estate Investment Trust ....................................           695,000
                                                                                                       ------------
                                                                                                       $  7,493,290
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $9,195,211)                                            $ 14,382,980
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 17.04% of Total Net Assets

                    CHEMICALS - .54% of Total Net Assets
   6,000             Air Products & Chemicals, Inc. .............................................      $    278,880
  20,000             Wellman, Inc. ..............................................................           194,800
                                                                                                       ------------
                                                                                                       $    473,680
                    COMPUTER SOFTWARE - 5.35% of Total Net Assets
  16,000             Autodesk, Inc. .............................................................      $    239,360
  12,000             Computer Associates International, Inc. ....................................           305,400
       1             Symantec Corporation warrant (a)(c) ........................................         3,872,634
  10,000             VERITAS Software Corporation (a) ...........................................           308,000
                                                                                                       ------------
                                                                                                       $  4,725,394

                    CONSTRUCTION - .65% of Total Net Assets
   7,000             Fluor Corporation ..........................................................      $    249,410
   5,000             Ryland Group, Inc. .........................................................           324,450
                                                                                                       ------------
                                                                                                       $    573,860

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

   Number
 of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    DATA PROCESSING - .58% of Total Net Assets
  12,000             Agilent Technologies, Inc. (a) .............................................      $    260,760
  12,000             Hewlett-Packard Company ....................................................           254,040
                                                                                                       ------------
                                                                                                       $    514,800
                    ELECTRICAL & ELECTRONICS - 1.08% of Total Net Assets
  12,000             Intel Corporation ..........................................................      $    299,400
  15,000             National Semiconductor Corporation (a) .....................................           335,250
  40,000             Sanmina SCI Corporation (a) ................................................           317,600
                                                                                                       ------------
                                                                                                       $    952,250
                    ENTERTAINMENT & LEISURE - .91% of Total Net Assets
  12,000             Disney (Walt) Company (a) ..................................................      $    263,040
   6,000             Tribune Company ............................................................           283,320
   6,000             Viacom, Inc. Class A (a) ...................................................           261,660
                                                                                                       ------------
                                                                                                       $    808,020
                    FINANCIAL SERVICES - 2.06% of Total Net Assets
  10,000             Bank of New York, Inc. .....................................................      $    301,200
   5,000             Bear Stearns Companies, Inc. ...............................................           335,000
  18,000             Janus Capital Group, Inc. ..................................................           315,000
   6,000             Morgan Stanley .............................................................           284,640
  30,000             Schwab (Charles) Corporation ...............................................           312,300
   6,000             State Street Corporation ...................................................           275,400
                                                                                                       ------------
                                                                                                       $  1,823,540
                    MANUFACTURING - 2.57% of Total Net Assets
  18,000             Dana Corporation ...........................................................      $    277,200
   7,000             Harley-Davidson, Inc. ......................................................           328,160
   5,000             Illinois Tool Works, Inc. ..................................................           348,250
  16,000             Mattel, Inc. (a) ...........................................................           310,880
   2,000             NACCO Industries, Inc. Class A .............................................           146,500
   8,000             NACCO Industries, Inc. Class B .............................................           586,000
   6,000             Parker-Hannifin Corporation ................................................           276,600
                                                                                                       ------------
                                                                                                       $  2,273,590

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

    Number
  of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL & OILFIELD SERVICES - .61% of Total Net Assets
    20,000           Frontier Oil Corporation ...................................................      $    303,200
   100,000           Parker Drilling Company (a) ................................................           240,000
                                                                                                       ------------
                                                                                                       $    543,200
                    PHARMACEUTICALS - 1.08% of Total Net Assets
     6,000           Amgen, Inc. (a) ............................................................      $    417,480
     6,000           Biogen, Inc. (a) ...........................................................           230,520
     6,000           Genzyme Corporation (General Division) (a) .................................           302,640
                                                                                                       ------------
                                                                                                       $    950,640
                    RETAIL - .29% of Total Net Assets
     7,000           Costco Wholesale Corporation (a) ...........................................      $    259,350
                                                                                                       ------------
                                                                                                       $    259,350
                    TRANSPORTATION - .65% of Total Net Assets
    20,000           Kansas City Southern (a) ...................................................      $    243,000
    15,000           Swift Transportation Company, Inc. (a) .....................................           330,600
                                                                                                       ------------
                                                                                                       $    573,600
                    MISCELLANEOUS - .67% of Total Net Assets
     6,000           Lockheed Martin Corporation ................................................      $    314,040
     6,000           Temple-Inland, Inc. ........................................................           278,340
                                                                                                       ------------
                                                                                                       $    592,380
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $7,361,638)                     $ 15,064,304
                                                                                                       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     DOLLAR ASSETS - 27.55% of Total Net Assets

                     CORPORATE BONDS - .12% of Total Net Assets
   $   100,000        8.500% Fortune Brands, Inc., 10-01-03 .....................................      $    101,177
                                                                                                       ------------
                                                                                                       $    101,177
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 27.43% of Total Net Assets
    41,000,000        United States Treasury bond strips (Principal only) 5.586%, 05-15-18 (d) ..      $ 18,149,060
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           878,248
     1,000,000        United States Treasury notes 3.000%, 01-31-04 .............................         1,009,610
     3,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         2,912,820
     1,300,000        United States Treasury bills  .800%, 08-07-03 (d) .........................         1,300,000
                                                                                                       ------------
                                                                                                       $ 24,249,738
                                                                                                       ------------

                        Total Dollar Assets (Cost $17,992,906)                                         $ 24,350,915
                                                                                                       ------------
                        Total Portfolio - 98.09% of total net assets (identified cost $65,979,558)(e)  $ 86,700,665
                        Other assets, less liabilities (1.91% of total net assets)                        1,690,948
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 88,391,613
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value determined by the Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.77% of Total Net Assets
  $20,000,000        United States Treasury notes 3.625%, 08-31-03 ..............................      $ 20,047,600
   20,000,000        United States Treasury notes 2.750%, 09-30-03 ..............................        20,063,200
   10,000,000        United States Treasury notes 2.750%, 10-31-03 ..............................        10,042,600
   11,000,000        United States Treasury notes 3.250%, 12-31-03 ..............................        11,103,125
                                                                                                       ------------
                       Total Portfolio - 98.77% of total net assets (identified cost $61,258,630)(a)   $ 61,256,525
                       Other assets, less liabilities (1.23% of total net assets)                           760,490
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 62,017,015
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 96.99% of Total Net Assets

                    CONSTRUCTION - 4.29% of Total Net Assets
   $  900,000        5.750% Vulcan Materials Company, 04-01-04 ..................................      $    919,908
                                                                                                       ------------
                                                                                                       $    919,908
                    COSMETICS & TOILETRIES - 4.21% of Total Net Assets
      900,000        6.250% Gillette Company, 08-15-03 ..........................................      $    901,854
                                                                                                       ------------
                                                                                                       $    901,854
                    DATA PROCESSING - 9.33% of Total Net Assets
    1,000,000        6.750% First Data Corporation, 07-15-05 ....................................      $  1,087,070
      900,000        5.250% International Business Machines Corporation, 12-01-03 ...............           912,096
                                                                                                       ------------
                                                                                                       $  1,999,166
                    ELECTRICAL & ELECTRONICS - 4.41% of Total Net Assets
      900,000        7.000% Texas Instruments, Inc., 08-15-04 ...................................      $    945,486
                                                                                                       ------------
                                                                                                       $    945,486
                    FINANCIAL SERVICES - 14.37% of Total Net Assets
      900,000        7.550% Associates Corporation, N.A., 06-01-04 ..............................      $    943,434
    1,000,000        5.540% International Lease Finance Company, 03-21-05 .......................         1,047,590
    1,000,000        6.950% Security Capital Group, Inc., 06-15-05 ..............................         1,085,590
                                                                                                       ------------
                                                                                                       $  3,076,614
                    HOUSEHOLD PRODUCTS - 9.43% of Total Net Assets
    1,000,000        5.270% Colgate-Palmolive Company, 12-01-03 .................................      $  1,013,410
    1,000,000        5.250% Procter & Gamble Company, 09-15-03 ..................................         1,005,250
                                                                                                       ------------
                                                                                                       $  2,018,660
                    INSURANCE - 4.39% of Total Net Assets
      900,000        6.625% Marsh & McLennan Companies, Inc., 06-15-04 ..........................      $    939,780
                                                                                                       ------------
                                                                                                       $    939,780
                    MANUFACTURING - 4.27% of Total Net Assets
      900,000        6.375% Nike, Inc., 12-01-03 ................................................      $    915,039
                                                                                                       ------------
                                                                                                       $    915,039
                    OFFICE EQUIPMENT - 4.95% of Total Net Assets
    1,000,000        5.950% Pitney Bowes, Inc., 02-01-05 ........................................      $  1,059,740
                                                                                                       ------------
                                                                                                       $  1,059,740

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS - 4.31% of Total Net Assets
   $  900,000        5.875% American Home Products Corporation, 03-15-04 ........................      $    923,094
                                                                                                       ------------
                                                                                                       $    923,094
                    RESTAURANTS - 4.48% of Total Net Assets
      900,000        7.800% McDonalds Corporation, 10-01-04 .....................................      $    959,175
                                                                                                       ------------
                                                                                                       $    959,175
                    RETAIL - 18.53% of Total Net Assets
    1,000,000        5.500% CVS Corporation, 02-15-04 ...........................................      $  1,021,590
      900,000        6.500% Home Depot, Inc., 09-15-04 ..........................................           950,859
    1,000,000        8.100% Lowes Companies, Inc., 06-17-04 .....................................         1,054,420
      900,000        7.500% Wal-Mart Stores, Inc., 05-15-04 .....................................           942,732
                                                                                                       ------------
                                                                                                       $  3,969,601
                    TELECOMMUNICATIONS - 10.02% of Total Net Assets
    1,000,000        7.000% Bell South Telecommunications, Inc., 02-01-05 .......................      $  1,072,710
    1,000,000        6.750% GTE Hawaiian Telephone, Inc., 02-15-05 ..............................         1,073,960
                                                                                                       ------------
                                                                                                       $  2,146,670
                                                                                                       ------------

                       Total Corporate Bonds (Cost $20,708,593)                                        $ 20,774,787
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 1.05% of Total Net Assets
      225,000        United States Treasury bills .800%, 08-07-03 (a) ...........................      $    225,000
                                                                                                       ------------

                       Total United States Treasury securities (Cost $224,967)                         $    225,000
                                                                                                       ------------
                       Total Portfolio - 98.04% of total net assets (identified cost $20,933,560)(b)   $ 20,999,787
                       Other assets, less liabilities (1.96% of total net assets)                           418,915
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 21,418,702
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

    Number
  of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 96.88% of Total Net Assets

                    CHEMICALS - 3.48% of Total Net Assets
   12,000            Air Products & Chemicals, Inc. .............................................      $    557,760
   18,000            Wellman, Inc. ..............................................................           175,320
                                                                                                       ------------
                                                                                                       $    733,080
                    COMPUTER SOFTWARE - 6.74% of Total Net Assets
   20,000            Autodesk, Inc. .............................................................      $    299,200
   15,000            Computer Associates International, Inc. ....................................           381,750
   24,000            VERITAS Software Corporation (a) ...........................................           739,200
                                                                                                       ------------
                                                                                                       $  1,420,150
                    CONSTRUCTION - 9.25% of Total Net Assets
   30,000            Ryland Group, Inc. .........................................................      $  1,946,700
                                                                                                       ------------
                                                                                                       $  1,946,700
                    DATA PROCESSING - 3.05% of Total Net Assets
   12,000            Agilent Technologies, Inc. (a) .............................................      $    260,760
   18,000            Hewlett-Packard Company ....................................................           381,060
                                                                                                       ------------
                                                                                                       $    641,820
                    ELECTRICAL & ELECTRONICS - 5.15% of Total Net Assets
   20,000            Intel Corporation ..........................................................      $    499,000
   12,000            National Semiconductor Corporation (a) .....................................           268,200
   40,000            Sanmina SCI Corporation (a) ................................................           317,600
                                                                                                       ------------
                                                                                                       $  1,084,800
                    ENTERTAINMENT & LEISURE - 7.67% of Total Net Assets
   18,000            Disney (Walt) Company (a) ..................................................      $    394,560
   12,000            Tribune Company ............................................................           566,640
   15,000            Viacom, Inc. Class A (a) ...................................................           654,150
                                                                                                       ------------
                                                                                                       $  1,615,350
                    FINANCIAL SERVICES - 17.09% of Total Net Assets
   18,000            Bank of New York, Inc. .....................................................      $    542,160
    8,000            Bear Stearns Companies, Inc. ...............................................           536,000
   40,000            Janus Capital Group, Inc. ..................................................           700,000
   14,000            Morgan Stanley .............................................................           664,160
   45,000            Schwab (Charles) Corporation ...............................................           468,450
   15,000            State Street Corporation ...................................................           688,500
                                                                                                       ------------
                                                                                                       $  3,599,270
                    MANUFACTURING - 12.31% of Total Net Assets
   18,000            Dana Corporation ...........................................................      $    277,200
   18,000            Harley-Davidson, Inc. ......................................................           843,840
    9,000            Illinois Tool Works, Inc. ..................................................           626,850
   15,000            Mattel, Inc. (a) ...........................................................           291,450
   12,000            Parker-Hannifin Corporation ................................................           553,200
                                                                                                       ------------
                                                                                                       $  2,592,540

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2003
(Unaudited)

   Number
 of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    OIL & OILFIELD SERVICES - 7.66% of Total Net Assets
  100,000            Frontier Oil Corporation ...................................................      $  1,516,000
   40,000            Parker Drilling Company (a) ................................................            96,000
                                                                                                       ------------
                                                                                                       $  1,612,000
                    PHARMACEUTICALS - 12.37% of Total Net Assets
   18,000            Amgen, Inc. (a) ............................................................      $  1,252,440
    4,000            Biogen, Inc. (a) ...........................................................           153,680
    6,000            Chiron Corporation (a) .....................................................           273,600
   18,316            Genzyme Corporation (General Division) (a) .................................           923,859
                                                                                                       ------------
                                                                                                       $  2,603,579
                    RETAIL - 4.22% of Total Net Assets
   24,000            Costco Wholesale Corporation (a) ...........................................      $    889,200
                                                                                                       ------------
                                                                                                       $    889,200
                    TRANSPORTATION - 4.30% of Total Net Assets
   20,000            Kansas City Southern (a) ...................................................      $    243,000
   30,000            Swift Transportation Company, Inc. (a) .....................................           661,200
                                                                                                       ------------
                                                                                                       $    904,200
                    MISCELLANEOUS - 3.59% of Total Net Assets
   10,000            Lockheed Martin Corporation ................................................      $    523,400
    5,000            Temple-Inland, Inc. ........................................................           231,950
                                                                                                       ------------
                                                                                                       $    755,350
                                                                                                       ------------

                      Total Aggressive Growth Stock Investments (Cost $8,109,152)                      $ 20,398,039
                                                                                                       ------------

Principal Amount
----------------
                    UNITED STATES TREASURY SECURITIES - 2.73% of Total Net Assets
   $575,000          United States Treasury bills .800%, 08-07-03 (b) ...........................      $    575,000
                                                                                                       ------------

                       Total United States Treasury securities (Cost $574,914)                         $    575,000
                                                                                                       ------------
                       Total Portfolio - 99.61% of total net assets (identified cost $8,684,066)(c)    $ 20,973,039
                       Other assets, less liabilities (.39% of total net assets)                             82,338
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 21,055,377
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Fund’s Board of Directors. At July 31, 2003, one such investment in the Permanent Portfolio (4.38% of total net assets) was so valued.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 2003; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 2003.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
(Unaudited)

For the six months ended July 31, 2003, investment income was earned as follows:

                                                     Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                     Portfolio         Portfolio         Portfolio           Portfolio
                                                   ------------      -------------    --------------     -----------------

         Interest on:
           Corporate bonds ....................    $      4,811       $         --     $    291,081         $        --
           Swiss franc assets .................         138,010                 --               --                  --
           United States Treasury securities ..         572,107            306,975              137                  14
           Other investments ..................           4,916                971              846                  19
         Dividends ............................         346,371                 --               --              68,390
                                                   ------------       ------------     ------------         -----------
                                                   $  1,066,215       $    307,946     $    292,064         $    68,423
                                                   ============       ============     ============         ===========
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2003, pursuant to the requirements of the Code.
At January 31, 2003, capital loss carryforwards available to offset future realized gains, if any, were as follows: $32,443 in the Treasury Bill Portfolio, of which $5,429, $3,632, $14,264, $3,666 and $5,452 expire on January 31, 2004, January 31, 2005, January 31, 2007, January 31, 2008 and January 31, 2011, respectively; and $13,787 in the Aggressive Growth Portfolio, all of which expires on January 31, 2010. There were no capital loss carryforwards in either the Permanent Portfolio or the Versatile Bond Portfolio. Additionally, net capital losses of $1,880 in the Treasury Bill Portfolio are attributable to investment transactions that occurred after October 31, 2002 and are recognized for federal income tax purposes as arising on February 1, 2003, the first day of that Portfolio’s next taxable year.
During the six months ended July 31, 2003, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $8,979, $24,347 and $8,438, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
 (Unaudited)

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 4, 2002, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.19 and $1.44, respectively, and the Fund’s Permanent Portfolio paid a long-term capital gain distribution per share of $.26, to shareholders of record on December 3, 2002. On December 18, 2002, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.74 to shareholders of record on December 17, 2002. The Aggressive Growth Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2003.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   614,742         $ 1,361,612         $    272,446         $        --
            Long-term capital gain ...      841,225                  --                   --                  --
                                        -----------         -----------         ------------         -----------
                                        $ 1,455,967         $ 1,361,612         $    272,446         $        --
                                        ===========         ===========         ============         ===========
On December 5, 2001, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.27 and $3.04, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.17 and $.32, respectively, to shareholders of record on December 4, 2001. On December 19, 2001, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $2.52 to shareholders of record on December 18, 2001.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond    Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------    -----------------

         Distributions paid from:
            Ordinary income ..........  $   745,444         $ 2,986,988         $    410,680         $        --
            Long-term capital gain ...      469,353                  --                   --              95,745
                                        -----------         -----------         ------------         -----------
                                        $ 1,214,797         $ 2,986,988         $    410,680         $    95,745
                                        ===========         ===========         ============         ===========

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2003, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio reclassified $407,941, $428,457 and $150,921, respectively, from undistributed net investment income to paid-in capital and the Fund’s Aggressive Growth Portfolio reclassified $137,311 from paid-in capital to undistributed net investment loss to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally due to these differences, the Permanent Portfolio reclassified $625 from undistributed net investment income to accumulated net realized gain on foreign currency transactions and $348 from accumulated net realized gain on investments to undistributed net investment income; the Treasury Bill Portfolio reclassified $41,743 from paid-in capital to accumulated net realized loss on investments; the Versatile Bond Portfolio reclassified $59,688 from accumulated net realized gain on investments to undistributed net investment income; and the Aggressive Growth Portfolio reclassified $487 from paid-in capital to accumulated net realized loss on investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
 (Unaudited)

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                 Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                                 Portfolio           Portfolio            Portfolio           Portfolio
                                                -----------        -------------       --------------     -----------------

        Undistributed ordinary income.......... $   930,699         $   442,222         $    633,344         $        --
        Undistributed long-term gain
         (capital loss carryforward)...........     258,956             (32,443)              79,520             (13,787)
        Unrealized appreciation (depreciation).  20,405,237             (43,419)             217,961           9,383,720
                                                -----------         -----------         ------------         -----------
                                                $21,594,892         $   366,360         $    930,825         $ 9,369,933
                                                ===========         ===========         ============         ===========
3.	INVESTMENT ADVISORY CONTRACT
The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“new Contract”), and pursuant to a special meeting of the Fund’s shareholders held on May 1, 2003 whereby the shareholders in each of the Fund’s Portfolios approved the new Contract, effective immediately. The approval of the new Contract by the shareholders in each of the Fund’s Portfolios, in addition to the satisfaction of a number of other closing conditions, resulted in the completion of a transaction whereby Pacific Heights purchased certain assets of World Money Managers (“WMM”) pertaining to the Fund and further resulted in the termination of the Fund’s existing investment advisory contract (“old Contract”) with WMM.
In accordance with the terms of the new Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the new Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the new Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the new Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the three months ended July 31, 2003 and at least through the end of calendar year 2003, Pacific Heights has voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Thereafter, Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
 (Unaudited)

Pacific Heights is a limited liability company whose manager and sole member (also its President and Chief Executive Officer) is the President, Treasurer and a director of the Fund.
Prior to May 2, 2003 and in accordance with the terms of the old Contract, WMM received a comprehensive advisory fee monthly (“old Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4th of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8ths of 1% of the first $200 million of the Fund’s average daily net assets; 13/16ths of 1% of the next $200 million of the Fund’s average daily net assets; 3/4ths of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16ths of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses paid by the Fund pursuant to the old Contract and attributable only to one Portfolio were borne entirely by that Portfolio; all other such fees and expenses were allocated among the Fund’s Portfolios in proportion to their net assets. Except for the old Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the old Contract, WMM paid or reimbursed the Fund for substantially all of the Fund’s ordinary operating expenses out of its old Advisory Fee.
Through May 1, 2003, WMM voluntarily waived portions of the old Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total old Advisory Fee exceeded an annual rate of 5/8ths of 1%, in the case of the Treasury Bill Portfolio, or 3/4ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets.

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to 50% of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2003:

                                                      Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                      Portfolio        Portfolio          Portfolio          Portfolio
                                                    -------------    -------------     --------------    -----------------

        Purchases................................   $ 17,192,491         None           $  7,600,204        $        --
        Sales....................................     14,698,795         None              6,088,416          2,264,829

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
(Unaudited)

6.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended:

                                                                          Permanent Portfolio
                                                                          -------------------
                                             Six months ended July 31, 2003                Year ended January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ---------------    --------------------

        Shares sold.....................    2,207,708           $ 45,702,315             1,289,880           $ 25,592,652
        Distributions reinvested........           --                     --                66,117              1,320,358
                                            ---------           ------------             ---------           ------------
                                            2,207,708             45,702,315             1,355,997             26,913,010

        Shares redeemed.................   (1,911,175)           (40,366,530)             (392,370)            (7,736,109)
                                            ---------           ------------             ---------           ------------
        Net increase                          296,533           $  5,335,785               963,627           $ 19,176,901
                                            =========           ============             =========           ============

                                                                          Treasury Bill Portfolio
                                                                          -----------------------
                                             Six months ended July 31, 2003                Year ended January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       78,270           $  5,145,836               493,796           $ 32,768,498
        Distributions reinvested........           --                     --                19,471              1,295,889
                                              -------           ------------               -------           ------------
                                               78,270              5,145,836               513,267             34,064,387

        Shares redeemed.................     (146,711)            (9,644,598)             (566,118)           (37,646,580)
                                              -------           ------------               -------           ------------
        Net decrease                          (68,441)          $ (4,498,762)              (52,851)          $ (3,582,193)
                                              =======           ============               =======           ============

                                                                          Versatile Bond Portfolio
                                                                          ------------------------
                                             Six months ended July 31, 2003                Year ended January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       35,708           $  2,095,440               303,993           $ 17,830,263
        Distributions reinvested........           --                     --                 3,999                242,424
                                              -------           ------------               -------           ------------
                                               35,708              2,095,440               307,992             18,072,687

        Shares redeemed.................      (28,836)            (1,692,395)             (395,584)           (23,192,904)
                                              -------           ------------               -------           ------------
        Net increase (decrease)                 6,872           $    403,045               (87,592)          $ (5,120,217)
                                              =======           ============               =======           ============

                                                                          Aggressive Growth Portfolio
                                                                          ---------------------------
                                             Six months ended July 31, 2003                Year ended January 31, 2003
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       16,105           $  1,099,101                65,015           $  4,564,953
        Distributions reinvested........           --                     --                    --                     --
                                              -------           ------------               -------           ------------
                                               16,105              1,099,101                65,015              4,564,953

        Shares redeemed.................      (43,933)            (2,763,835)              (48,935)            (3,134,730)
                                              -------           ------------               -------           ------------
        Net increase (decrease)               (27,828)          $ (1,664,734)               16,080           $  1,430,223
                                              =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
(Unaudited)

7.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at July 31, 2003 for federal income tax purposes:

                                                                       Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                                       Portfolio         Portfolio         Portfolio          Portfolio
                                                                     -------------     -------------     --------------   -----------------

        Aggregate gross unrealized appreciation of
          investments with excess of value over tax
          cost:
          Investments in securities of unaffiliated
            issuers ...............................                   $20,039,165         $ 10,951        $   105,233        $12,738,135
          Investments other than securities .......                     1,187,930               --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                       21,227,095           10,951            105,233         12,738,135
        Aggregate gross unrealized depreciation of
          investments with excess of tax cost over
          value:
          Investments in securities of unaffiliated
            issuers ...............................                      (173,173)         (13,056)           (39,006)          (449,162)
          Investments other than securities........                      (332,815)              --                 --                 --
                                                                      -----------         --------        -----------        -----------
                                                                         (505,988)         (13,056)           (39,006)          (449,162)
                                                                      -----------         --------        -----------        -----------
          Net unrealized appreciation (depreciation)
            of investments                                            $20,721,107         $ (2,105)       $    66,227        $12,288,973
                                                                      ===========         ========        ===========        ===========
8.	REGULATORY MATTERS
In January 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s former investment adviser (WMM) and two former officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge (“ALJ”) ruled that the Respondents had committed violations of various provisions of the federal securities laws and ordered that the Respondents: (i) cease and desist from committing further violations; (ii) be suspended from association with any investment adviser or investment company for a period of three months; (iii) disgorge $1,608,018; (iv) pay prejudgment interest of $1,236,726; and (v) pay civil penalties of $140,000.
The Respondents appealed the Initial Decision to the SEC which heard oral arguments relating to the appeal on June 25, 2003. In its decision dated August 21, 2003, the SEC upheld the findings of violations made by the ALJ and the imposition of a cease-and-desist order, but altered the disgorgement and interest awards and set aside the civil penalties and suspensions. In addition, the SEC dismissed Sergy from the Proceedings due to his failing health. Specifically, the SEC ordered that Respondents WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. WMM and Coxon have moved to stay the SEC’s order, pending an appeal of the SEC’s decision. The amount, if any, of the disgorged funds and prejudgment interest to be received by the Fund is uncertain at this time.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2003
(Unaudited)

Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). The Fund has incurred and may continue to incur, such expenses in connection with the Proceedings, and related appeals, including amounts paid by WMM to persons who were directors and officers of the Fund for their litigation expenses. The Fund has neither paid nor advanced any such expenses since the Initial Decision.
The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and will take such actions as may be appropriate.
In order to provide additional security to the Fund for the repayment of advances made to and on behalf of WMM, the Fund and WMM entered into a security agreement as of February 20, 2003 (“Security Agreement”), whereunder WMM granted to the Fund a security interest in all of its assets to secure the repayments of amounts advanced should it ultimately be determined that WMM or Coxon committed Disabling Conduct and, therefore, are not entitled to be indemnified. In addition to the security interest and as part of the Security Agreement, WMM has agreed to make quarterly payments of $25,000, beginning with the calendar quarter ending June 30, 2003, to a “Custodial Account,” as defined in the Security Agreement. To date, one such payment has been made. The amounts deposited in the Custodial Account may only be withdrawn (other than to make “Permitted Investments,” as further defined in the Security Agreement): (i) to repay advances in the event of a determination that there has been Disabling Conduct; or (ii) to repay WMM in the event the Proceedings are resolved in its favor. In addition, during the term of the Security Agreement, WMM must provide the Fund unlimited access to its books and records and is subject to certain restrictions on its ability to use its assets as collateral, transfers of its ownership interests, distributions to its partners and transactions with its affiliates.
The Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio have paid or reimbursed legal expenses, which include the advancement of fees and expenses described above as well as other fees and expenses incurred by the Fund, of $646,492, $597,015, $23,687 and $59,964, respectively, since 1992, in connection with the Proceedings.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                                 July 31, 2003    January 31,   January 31,   January 31,   January 31,   January 31,
                                                   (Unaudited)       2003          2002          2001          2000          1999
                                                   -----------    -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of period               $   20.89      $   18.59     $   18.29     $   17.44     $   18.71     $   19.08
                                                    ---------      ---------     ---------     ---------     ---------     ---------
   Income (loss) from investment operations:
     Net investment income (1)(2) .............           .09            .28           .27           .46           .43           .47
     Net realized and unrealized gain (loss)
       on investments and foreign
       currencies .............................           .78           2.47           .47          1.07          (.64)           --
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total income (loss) from
         investment operations                            .87           2.75           .74          1.53          (.21)          .47

   Less distributions from:
     Net investment income  ...................            --           (.19)         (.27)         (.16)         (.29)         (.20)
     Net realized gain on investments (3) .....            --           (.26)         (.17)         (.52)         (.77)         (.64)
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total distributions                                 --           (.45)         (.44)         (.68)        (1.06)         (.84)
                                                    ---------      ---------     ---------     ---------     ---------     ---------

 Net asset value, end of period                     $   21.76      $   20.89     $   18.59     $   18.29     $   17.44     $   18.71
                                                    =========      =========     =========     =========     =========     =========

 Total return (4) .............................         4.16%         14.90%         4.08%         8.91%       (1.11)%         2.48%

 Ratios / supplemental data:
   Net assets, end of period (in thousands) ...     $  88,392      $  78,674     $  52,078     $  53,792     $  56,773     $  66,855
                                                    =========      =========     =========     =========     =========     =========

   Ratio of expenses to average net assets ....         1.38% *        1.34%         1.46%         1.41%         1.47%         1.43%
   Ratio of net investment income
     to average net assets (2).................          .85% *        1.42%         1.44%         2.57%         2.39%         2.48%
   Portfolio turnover rate ....................        45.51% *        1.06%         1.07%         7.60%        23.75%        14.05%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                                 July 31, 2003    January 31,   January 31,   January 31,   January 31,   January 31,
                                                   (Unaudited)       2003          2002          2001          2000          1999
                                                   -----------    -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of period               $   66.58      $   67.69     $   68.94     $   67.88     $   67.97     $   67.56
                                                    ---------      ---------     ---------     ---------     ---------     ---------
   Income from investment operations:
     Net investment income (1)(2) .............           .02            .40          1.75          3.32          2.51          2.72
     Net realized and unrealized gain (loss)
       on investments (3) .....................           .05           (.07)          .04           .12          (.01)          .03
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total income from investment operations            .07            .33          1.79          3.44          2.50          2.75

   Less distributions from:
     Net investment income ....................            --          (1.44)        (3.04)        (2.38)        (2.59)        (2.34)
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total distributions                                 --          (1.44)        (3.04)        (2.38)        (2.59)        (2.34)
                                                    ---------      ---------     ---------     ---------     ---------     ---------

 Net asset value, end of period                     $   66.65      $   66.58     $   67.69     $   68.94     $   67.88     $   67.97
                                                    =========      =========     =========     =========     =========     =========

 Total return (4) .............................          .11%           .49%         2.60%         5.10%         3.70%         4.09%

 Ratios / supplemental data:
   Net assets, end of period (in thousands) ...     $  62,017      $  66,516     $  71,202     $  75,640     $  81,059     $  93,095
                                                    =========      =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).          .90% *         .90%         1.01%         1.01%         1.02%          .96%
   Ratio of net investment income
     to average net assets  ...................          .07% *         .60%         2.56%         4.86%         3.70%         4.01%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 2003 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2003, 2002, 2001, 2000 and 1999, respectively. Without this waiver, the net investment income per share would have been $(.14) for the six months ended July 31, 2003 and $.07, $1.16, $2.86, $2.01 and $2.24 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                                 July 31, 2003    January 31,   January 31,   January 31,   January 31,   January 31,
                                                   (Unaudited)       2003          2002          2001          2000          1999
                                                   -----------    -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of period               $   60.82      $   60.38     $   59.67     $   58.38     $   58.83     $   58.58
                                                    ---------      ---------     ---------     ---------     ---------     ---------

   Income from investment operations:
     Net investment income (1)(2) .............           .54           1.53          2.38          2.82          2.44          2.77
     Net realized and unrealized gain (loss)
       on investments (3) .....................          (.23)           .65           .85          1.00          (.58)         (.08)
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total income from investment operations            .31           2.18          3.23          3.82          1.86          2.69

   Less distributions from:
     Net investment income ....................            --          (1.74)        (2.52)        (2.53)        (2.31)        (2.44)
                                                    ---------      ---------     ---------     ---------     ---------     ---------
       Total distributions                                 --          (1.74)        (2.52)        (2.53)        (2.31)        (2.44)
                                                    ---------      ---------     ---------     ---------     ---------     ---------

 Net asset value, end of period                     $   61.13      $   60.82     $   60.38     $   59.67     $   58.38     $   58.83
                                                    =========      =========     =========     =========     =========     =========

 Total return (4) .............................          .51%          3.62%         5.41%         6.58%         3.18%         4.61%

 Ratios / supplemental data:
   Net assets, end of period (in thousands) ...     $  21,419      $  20,891     $  26,032     $  20,394     $  18,065     $  24,377
                                                    =========      =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).         1.02% *        1.02%         1.11%         1.02%         1.01%         1.08%
   Ratio of net investment income
     to average net assets ....................         1.79% *        2.52%         3.97%         4.78%         4.16%         4.72%
   Portfolio turnover rate ....................        61.85% *       69.58%       107.36%        96.36%        59.52%        68.21%

*	Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 2003 and .37%, .38, .38%, .37% and .37% for the years ended January 31, 2003, 2002, 2001, 2000 and 1999, respectively. Without this waiver, the net investment income per share would have been $.31 for the six months ended July 31, 2003 and $1.16, $2.05, $2.52, $2.14 and $2.48 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended  Year ended    Year ended    Year ended    Year ended    Year ended
                                                 July 31, 2003    January 31,   January 31,   January 31,   January 31,   January 31,
                                                   (Unaudited)       2003          2002          2001          2000          1999
                                                   -----------    -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of period                $    58.14     $   78.69     $   83.76     $   83.61     $   69.13     $   56.24
                                                    ----------     ---------     ---------     ---------     ---------     ---------

  Income (loss) from investment operations:
    Net investment loss(1) ...................            (.19)         (.44)         (.65)         (.65)         (.78)         (.41)
    Net realized and unrealized gain (loss)
      on investments  ........................           14.11        (20.11)        (4.10)         8.21         15.26         13.30
                                                    ----------     ---------     ---------     ---------     ---------     ---------
      Total income (loss) from investment
        operations                                       13.92        (20.55)        (4.75)         7.56         14.48         12.89

  Less distributions from:
    Net realized gain on investments (2) .....              --            --          (.32)        (7.41)           --            --
                                                    ----------     ---------     ---------     ---------     ---------     ---------
      Total distributions                                   --            --          (.32)        (7.41)           --            --
                                                    ----------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                      $    72.06     $   58.14     $   78.69     $   83.76     $   83.61     $   69.13
                                                    ==========     =========     =========     =========     =========     =========

Total return (3) .............................           23.94%     (26.12)%       (5.67)%        10.05%        20.95%        22.92%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...      $   21,055     $  18,607     $  23,919     $  25,601     $  23,938     $  21,764
                                                    ==========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....           1.32% *       1.33%         1.41%         1.33%         1.73%         1.39%
  Ratio of net investment loss to
    average net assets .......................          (.59)% *      (.64)%        (.80)%        (.78)%       (1.02)%        (.65)%
  Portfolio turnover rate ....................             --% *       4.92%         5.23%         5.62%         9.38%         2.73%

*	Computed on an annualized basis

(1)	Net investment loss is based on average net assets per share outstanding during the period.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2003

The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio.   The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio (1)                             Treasury Bill Portfolio (2)(5)(6)
------------------------------------------          ----------------------------------------

 1 year ended July 31, 2003         15.49%           1 year ended July 31, 2003         .28%
 3 years ended July 31, 2003         9.13%           3 years ended July 31, 2003       1.91%
 5 years ended July 31, 2003         6.68%           5 years ended July 31, 2003       2.74%
10 years ended July 31, 2003         5.41%          10 years ended July 31, 2003       3.34%
15 years ended July 31, 2003         5.26%          15 years ended July 31, 2003       4.03%
20 years ended July 31, 2003         4.96%          16 years 66 days ended
20 years 243 days ended                                  July 31, 2003                 4.09%
     July 31, 2003                   5.28%

Aggressive Growth Portfolio (3)                     Versatile Bond Portfolio (4)(6)
------------------------------------------          ----------------------------------------

 1 year ended July 31, 2003         19.51%           1 year ended July 31, 2003        2.05%
 3 years ended July 31, 2003       (3.30)%           3 years ended July 31, 2003       4.41%
 5 years ended July 31, 2003         5.62%           5 years ended July 31, 2003       4.27%
10 years ended July 31, 2003        12.06%          10 years ended July 31, 2003       4.52%
13 years 211 days ended                             11 years 308 days ended
     July 31, 2003                  11.78%               July 31, 2003                 4.53%

(1)	The Permanent Portfolio commenced operations on December 1, 1982.
(2)	The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)	The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)	The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5)	Yield on the Treasury Bill Portfolio for the seven days ended July 31, 2003, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was (.43)%, and the effective yield was (.43)%.
(6)	The thirty-day SEC standardized yield for the Treasury Bill Portfolio and the Versatile Bond Portfolio at July 31, 2003, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the year and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was (.02)% and .71%, respectively.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
Six months ended July 31, 2003

Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the six months ended July 31, 2003, the Portfolio experienced increases in the value of gold, silver, the shares of U.S. growth stocks as well as the stocks of real estate investment trusts and natural resource companies, and the relative value of the Swiss franc. These increases more than offset the decrease in value of the Portfolio’s holdings of short and long-term United States Treasury securities during the period then ended. As a result, the Portfolio achieved a total return of 4.16% during the six months ended July 31, 2003, as compared to an annualized inflation rate as measured by the change in the consumer price index, of 1.21% over the same period.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of .11% and maintained an average maturity of between 60 and 90 days throughout the six months ended July 31, 2003. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of .51% while maintaining an average maturity of between 270 and 450 days throughout the six months ended July 31, 2003. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation in the value of its shares. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. Consistent with the increase in value of the overall U.S. stock market thus far in 2003, the Portfolio achieved a total return of 23.94% during the six months ended July 31, 2003, as compared to 15.94% for the Dow Jones Industrial Average and 16.74% for the Standard & Poor’s 500 Stock Index over the same period.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS

On May 1, 2003, a special meeting of shareholders in each of the Portfolios of Permanent Portfolio Family of Funds, Inc. (“Fund”) was held to vote on the following proposals:

1. To approve a new investment advisory contract (“new Contract”) between the Fund and Pacific Heights Asset Management, LLC (“Pacific Heights”), whereby Pacific Heights would replace World Money Managers (“WMM”) as the investment adviser to the Fund.

2. To elect four directors.

3. To ratify the selection of Tait, Weller & Baker as the Fund’s independent public accountants for the year ending January 31, 2004.

A summary of the voting results is as follows:

                                                 Permanent       Treasury Bill     Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio            Portfolio
                                               -------------     -------------     --------------     -----------------
Proposal 1. Approval of new Contract:
     Affirmative                               2,318,132.181      544,816.106        247,647.868         169,994.538
     Against                                      71,722.908       23,367.359            646.533           1,727.601
     Abstain                                      38,958.881       15,124.020            441.780           3,993.383
     Broker non-votes                            544,831.000       31,594.000          7,442.000          33,805.000

Proposal 2. Election of directors:
     David P. Bergland
         Affirmative                           2,922,830.150      596,280.371        256,178.181         205,174.934
         Withhold                                 50,814.820       18,621.114                 --           4,285.588
     Hugh A. Butler
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692
     Michael J. Cuggino
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692
     Mark Tier
         Affirmative                           2,926,142.417      596,229.495        256,007.500         206,344.830
         Withhold                                 47,502.553       18,671.990            170.681           3,115.692

Proposal 3. Ratification of
selection of accountants:
     Affirmative                               2,907,998.283      597,022.296        255,212.944         204,522.360
     Against                                      19,099.379        4,519.155            351.199             368.629
     Abstain                                      46,547.308       13,360.034            614.038           4,564.533

Each of the proposals received the required votes in each Portfolio of the Fund and were adopted. The new Contract became effective immediately upon approval of the shareholders in each Portfolio of the Fund. There were no broker non-votes submitted with respect to the proposals relating to the election of the Fund’s directors and the ratification of the selection of the Fund’s independent public accountants (proposals 2 and 3). No other proposals were voted on at the special meeting.

Each of the directors elected at the special meeting currently serves as a director of the Fund and will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal.

Pacific Heights incurred solicitation expenses of $19,327 in connection with the special meeting during the six months ended July 31, 2003.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office.

DAVID P. BERGLAND	Director	age 68

Attorney specializing in business litigation, currently a sole practitioner in Costa Mesa, California. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 50

Executive Vice President, Credit Union Services Division, of Aurum Technology, Inc., a privately held software and services corporation since 2003. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial service organizations, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

MARK TIER	Director	age 55

Self-employed marketing consultant in Hong Kong and Manila for more than the preceding five years. Mr. Tier has served as a director of the Fund since 1986 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *	President, Treasurer & Director	age 40

A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

CLEMENT M. WALLACE *	Secretary	age 40

A Certified Public Accountant, Mr. Wallace has served as Secretary of the Fund since 2003 and as Director of Finance of the Fund’s investment adviser since 2002. Previously, Mr. Wallace was employed in various financial and operational capacities, and consulted with, several organizations in the financial services and high technology industries.

*	Considered to be “interested persons” within the meaning of the 1940 Act. Messrs. Cuggino and Wallace are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT AUDITORS
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SEMI-ANNUAL REPORT July 31, 2003
P.O. Box 5847 Austin, Texas 78763 (254) 527-3102 (800) 531-5142 Nationwide